EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.31

Loan Level Tape Compare Upload
Loans in Report	2

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2043000	XXXX	Original P&I	0.0000	3086.77
2043000	XXXX	Original Term	360	480
2043000	XXXX	Product Type	30 Yr Fixed	40 Yr Fixed
2043000	XXXX	Total Cash Out	XXXX	XXXX
1694767	XXXX	Cash Reserves	70031.46	142848.24
1694767	XXXX	Months Reserves	39	79.94
1694767	XXXX	Product Type	Crx_Fx	30 Yr Fixed
1694767	XXXX	Total Cash Out	XXXX	XXXX

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.